Inventories (Tables)	12 Months Ended
Dec. 31, 2012
Inventories
Summary of inventories
	December 31,
(Thousands of dollars)	2012	2011
At lower of LIFO cost or market:
Live hogs and materials	$258,638	$228,624
Fresh pork and materials	31,495	29,426
	290,133	258,050
LIFO adjustment	(90,730)	(57,783)
Total inventories at lower of LIFO cost or market	199,403	200,267
At lower of FIFO cost or market:
Grains, oilseeds and other commodities	317,573	251,839
Sugar produced and in process	65,986	78,730
Other	73,606	63,449
Total inventories at lower of FIFO cost or market	457,165	394,018
Grain, flour and feed at lower of weighted average cost or market	100,296	50,645
Total inventories	$756,864	$644,930